INCOME TAX (Tables)	6 Months Ended
Dec. 31, 2025
INCOME TAX
Schedule of income (loss) before provision for income taxes

	For the six months ended December 31,
	2024	2025	2025
	RMB	RMB	US Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Outside China areas	¥(6,118,811)	¥(11,689,167)	$(1,671,529)
China	(14,609,179)	4,465,557	638,566
Total	¥(20,727,990)	¥(7,223,610)	$(1,032,963)

Schedule of deferred tax assets, net

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Deferred tax assets:
Allowance for credit losses	¥595,607	¥1,021,645	$146,093
Impairment for inventory	(115,494)	148,427	21,225
Net operating loss carryforwards	26,329,235	25,167,460	3,598,899
Subtotal	26,809,348	26,337,532	3,766,217
Less: Valuation allowance	(26,529,569)	(26,057,753)	(3,726,209)
Total deferred tax assets, net	¥279,779	¥279,779	$40,008
Deferred tax liabilities:
Accelerated amortization of intangible assets	(132,891)	(132,891)	(19,003)
Gain on the previously held equity method investment	(146,888)	(146,888)	(21,005)
Recognition of customer relationship arising from business combinations	—	—	—
Total deferred tax liabilities	(279,779)	(279,779)	(40,008)
Deferred tax assets, net	¥—	¥—	$—

Schedule of NOL expiration

	RMB	US Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2026	¥32,533,742	4,652,263
2027	27,137,905	3,880,669
2028	34,868,363	4,986,110
2029	20,017,992	2,862,535
2030	12,364,718	1,768,131
Total	¥126,922,720	$18,149,708

Schedule of company's income tax expense (benefit)

	For the six months ended December 31,
	2024	2025	2025
	RMB	RMB	US Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax provision	¥1,609	¥(1,609)	$(230)
Deferred income tax provision	—	—	—
Expense (Benefit) for income tax	¥1,609	¥(1,609)	$(230)